EMPLOYEE BENEFITS - Post-employment benefit expense (Details) - Post-Employment benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined contribution plan	$ 77,257	$ 83,549
Defined benefit plan	$ 48,857	$ 37,917